AST BOND PORTFOLIO 2026
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 90.5%
Asset-Backed Securities — 29.6%
Automobiles — 4.4%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-01A, Class A, 144A
3.450%	03/20/23	400	$403,164
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	900	932,378
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	126	126,153
			1,461,695
Collateralized Loan Obligations — 20.9%
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
1.098%(c)	04/23/31	1,000	999,733
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
0.954%(c)	01/17/28	323	323,452
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.104%(c)	04/17/31	748	749,467
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.248%(c)	01/22/31	250	249,930
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.205%(c)	04/26/31	1,500	1,499,980
Palmer Square CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.226%(c)	07/16/31	250	250,057
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)
1.386%(c)	01/15/32	500	500,154
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)
1.124%(c)	04/18/31	744	744,201
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.284%(c)	01/17/31	500	500,140
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.076%(c)	04/15/29	1,155	1,154,067
			6,971,181
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Credit Cards — 4.0%
American Express Credit Account Master Trust,
Series 2019-03, Class A
2.000%	04/15/25	600	$610,343
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	700	709,582
			1,319,925
Equipment — 0.1%
MMAF Equipment Finance LLC,
Series 2019-B, Class A2, 144A
2.070%	10/12/22	35	35,039
Student Loan — 0.2%
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	64	64,243

Total Asset-Backed Securities (cost $9,791,415)			9,852,083
Commercial Mortgage-Backed Securities — 24.8%
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	1,701	1,802,053
Commercial Mortgage Trust,
Series 2015-CR22, Class A3
3.207%	03/10/48	100	100,487
Series 2015-LC21, Class A3
3.445%	07/10/48	594	628,839
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.437%(cc)	07/25/26	23,696	1,233,285
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	600	640,492
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47	20	20,052
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	756	757,356
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	778	833,718
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48	600	609,429
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A3
3.368%	06/15/48	402	431,910
Series 2015-LC20, Class A3
3.086%	04/15/50	100	100,487
A1

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C41, Class A2
2.590%	11/15/50	1,100	$1,116,325

Total Commercial Mortgage-Backed Securities (cost $7,949,476)			8,274,433
Corporate Bonds — 21.5%
Agriculture — 0.8%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	250	282,281
Banks — 4.8%
Bank of America Corp.,
Sub. Notes, MTN
4.450%	03/03/26	280	313,609
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.400%	05/01/26	150	163,287
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/22/25	170	184,213
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	105	105,489
Sub. Notes
4.250%	10/01/27	250	283,725
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	330	355,744
Morgan Stanley,
Sub. Notes, GMTN
4.350%	09/08/26	160	180,423
			1,586,490
Diversified Financial Services — 1.9%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	125	132,783
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN
3.125%	09/25/23	250	263,596
Visa, Inc.,
Sr. Unsec’d. Notes
1.900%	04/15/27	85	87,766
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26	150	147,903
			632,048
Electric — 3.8%
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series Z
2.400%	09/01/26	240	252,250
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	60	63,720
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26	230	$248,393
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	150	158,352
PacifiCorp,
First Mortgage
3.350%	07/01/25	160	172,145
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	335	359,737
			1,254,597
Media — 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	455	466,523
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	360	383,253
			849,776
Pharmaceuticals — 4.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	700	757,781
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	13	14,055
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	160	174,095
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	375	404,938
			1,350,869
Software — 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25	50	53,028
Telecommunications — 3.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	190	217,866
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
1.162%	04/03/26	205	203,747
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.500%	04/15/25	410	441,371

A2

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.355%	03/15/32	284	$281,179
			1,144,163

Total Corporate Bonds (cost $6,703,806)			7,153,252
Sovereign Bonds — 5.0%
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23	200	206,449
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22(a)	220	223,611
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22(a)	1,000	1,012,984
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	200	207,543

Total Sovereign Bonds (cost $1,619,354)			1,650,587
U.S. Government Agency Obligations — 6.1%
Federal Home Loan Bank
0.375%	09/04/25	500	492,367
Federal Home Loan Mortgage Corp.
0.375%	04/20/23	500	501,405
Federal National Mortgage Assoc.
2.125%	04/24/26	1,000	1,053,467

Total U.S. Government Agency Obligations (cost $1,997,872)			2,047,239
U.S. Treasury Obligations — 3.5%
U.S. Treasury Bonds
3.625%	02/15/44(k)	575	739,953
U.S. Treasury Notes
0.125%	08/31/23	410	408,927
U.S. Treasury Strips Coupon
2.365%(s)	05/15/44(k)	30	18,286

Total U.S. Treasury Obligations (cost $1,235,220)			1,167,166

Total Long-Term Investments (cost $29,297,143)			30,144,760

	Shares	Value
Short-Term Investments — 11.9%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wc)	264,804	$2,438,842
PGIM Core Ultra Short Bond Fund(wc)	388,679	388,679
PGIM Institutional Money Market Fund (cost $1,114,501; includes $1,114,445 of cash collateral for securities on loan)(b)(wc)	1,115,170	1,114,501

Total Short-Term Investments (cost $3,928,745)		3,942,022

TOTAL INVESTMENTS—102.4% (cost $33,225,888)		34,086,782

Liabilities in excess of other assets(z) — (2.4)%		(788,574)

Net Assets — 100.0%		$33,298,208

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,091,497; cash collateral of $1,114,445 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

A3

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
176	5 Year U.S. Treasury Notes	Dec. 2021	$21,602,625	$(137,311)
28	10 Year U.S. Treasury Notes	Dec. 2021	3,685,063	(39,369)
10	10 Year U.S. Ultra Treasury Notes	Dec. 2021	1,452,500	(33,013)
				(209,693)
Short Positions:
38	2 Year U.S. Treasury Notes	Dec. 2021	8,362,078	4,699
2	20 Year U.S. Treasury Bonds	Dec. 2021	318,438	8,536
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	382,125	13,950
				27,185
				$(182,508)

Inflation swap agreements outstanding at September 30, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
130	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(7,381)	$(7,381)
260	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(15,496)	(15,496)
650	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(1,515)	(33,747)	(32,232)
390	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(18,355)	(18,355)
				$(1,515)	$(74,979)	$(73,464)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4